SUBSEQUENT EVENTS (Details) ₽ in Billions, $ in Billions		12 Months Ended
	Feb. 04, 2024 RUB (₽) item shares	Dec. 31, 2023	Feb. 29, 2024 RUB (₽)	Feb. 04, 2024 USD ($) item
Share Purchase Agreement
Subsequent events
Group's consolidated revenues (as a percentage)		95.00%
Group's consolidated assets (as a percentage)		95.00%
Share Purchase Agreement | Divestment HoldCo | Yandex Technologies LLC
Subsequent events
Shares issued	14,166,665
Percentage of ownership interest sold at second closing	3.73%
Subsequent event
Subsequent events
Completion of second closing	49 days
Subsequent event | Share Purchase Agreement
Subsequent events
Ownership interest (as a percent)	100.00%			100.00%
Subsequent event | Share Purchase Agreement | Divestment HoldCo
Subsequent events
Number of closings | item	2			2
Ownership interest sold at first closing (as a percent)	68.00%
Cash consideration	₽ 230			$ 2.5
Consideration in shares	68,000,000
Subsequent event | Share Purchase Agreement | Divestment HoldCo
Subsequent events
Total consideration | $				$ 5.2
Discount to fair value (as a percent)	50.00%
Subsequent event | Share Purchase Agreement | Divestment HoldCo
Subsequent events
Total consideration | ₽	₽ 475		₽ 475